Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	26 Months Ended	29 Months Ended	37 Months Ended	46 Months Ended	60 Months Ended	67 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000089019
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at NAV)
C000079103
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at NAV)
C000079104
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at NAV)
C000080240
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at NAV)
C000102215
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Active Bond Exchange-Traded Fund (at NAV)
C000079102
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at NAV)
C000117167
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at NAV)
C000215593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at NAV)
C000080241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at NAV)
C000080245
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at NAV)
C000089022
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at NAV)
C000240988
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Commodity Strategy Active Exchange-Traded Fund (at NAV)
C000249911
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (at NAV)
C000242819
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Multisector Bond Active Exchange-Traded Fund (at NAV)
C000229173
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at NAV)
C000239077
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at NAV)
C000145158
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Senior Loan Active Exchange-Traded Fund (at NAV)
C000080242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Ultra Short Government Active Exchange-Traded Fund (at NAV)
C000080244
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at NAV)
Without Sales Load [Member] | C000089019
Average Annual Return [Line Items]
Average Annual Return, Percent	9.90%						6.60%		4.85%
Without Sales Load [Member] | C000079103
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%						3.40%		2.64%
Without Sales Load [Member] | C000079104
Average Annual Return [Line Items]
Average Annual Return, Percent	0.22%						(5.01%)		1.31%
Without Sales Load [Member] | C000080240
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.77%)						(14.92%)		(1.85%)
Without Sales Load [Member] | C000102215
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%						(0.09%)		2.07%
Without Sales Load [Member] | C000079102
Average Annual Return [Line Items]
Average Annual Return, Percent	5.58%						1.26%		2.52%
Without Sales Load [Member] | C000117167
Average Annual Return [Line Items]
Average Annual Return, Percent	6.02%						1.82%		2.29%
Without Sales Load [Member] | C000215593
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%						2.85%	2.84%
Without Sales Load [Member] | C000080241
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%						2.78%		2.37%
Without Sales Load [Member] | C000080245
Average Annual Return [Line Items]
Average Annual Return, Percent	1.88%						0.91%		2.18%
Without Sales Load [Member] | C000089022
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%						0.49%		3.12%
Without Sales Load [Member] | C000240988
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%		7.23%
Without Sales Load [Member] | C000249911
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%						0.30%		2.03%
Without Sales Load [Member] | C000242819
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%	8.76%
Without Sales Load [Member] | C000229173
Average Annual Return [Line Items]
Average Annual Return, Percent	0.95%					0.01%
Without Sales Load [Member] | C000239077
Average Annual Return [Line Items]
Average Annual Return, Percent	8.77%			6.42%
Without Sales Load [Member] | C000145158
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%				8.25%
Without Sales Load [Member] | C000080242
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%	5.08%
Without Sales Load [Member] | C000080244
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%						1.58%		1.66%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%						(0.73%)		1.76%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%						(0.73%)		1.76%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%						(0.73%)		1.76%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%						(0.73%)		1.76%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%						(0.73%)		1.76%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%						(0.73%)		1.76%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%						(0.73%)		1.76%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%						(0.73%)	0.42%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%						(0.73%)		1.76%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%						0.51%		2.20%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%						(0.73%)		1.76%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%		22.85%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%						(0.73%)		1.76%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%	4.08%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%					(0.52%)
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%			2.91%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%				2.31%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.08%	4.08%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%						0.51%		2.20%
PIMCO INDEX: ICE BofA 0-5 Year US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-5 Year US High Yield Constrained Index
Average Annual Return, Percent	9.93%						6.97%		5.24%
PIMCO INDEX: ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent	6.87%						3.57%		2.83%
PIMCO INDEX: ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent	0.33%						(4.90%)		1.42%
PIMCO INDEX: ICE BofA Long U.S. Treasury Principal STRIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Long U.S. Treasury Principal STRIPS Index
Average Annual Return, Percent	(6.77%)						(14.92%)		(1.75%)
PIMCO INDEX: ICE BofA U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent	5.71%						1.42%		2.67%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.68%						1.37%		1.61%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent	4.88%						2.88%	2.70%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent	4.88%						2.88%		2.01%
PIMCO INDEX: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent	2.63%						0.86%		2.13%
PIMCO INDEX: ICE BofA US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Corporate Index
Average Annual Return, Percent	7.03%						0.36%		3.00%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	5.77%		4.40%
PIMCO INDEX: Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return, Percent	6.52%						(0.60%)		1.30%
PIMCO INDEX: ICE BofA US All Capital Securities
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US All Capital Securities Index
Average Annual Return, Percent	6.87%			5.90%
PIMCO INDEX: iBoxx USD Liquid Leveraged Loans Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx USD Liquid Leveraged Loans Index
Average Annual Return, Percent	6.72%				7.64%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent	4.88%	5.26%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent	3.67%						1.51%		1.47%